Organization and Principal Activities - Schedule of Company’s Subsidiaries (Details)	12 Months Ended
Mar. 31, 2026
CKL Holdings Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	BVI
Ownership %	100.00%
Principal activity	Investment Holding
Matter International Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activity	Interior Design and fit-out services
Axonex Intelligence Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activity	Smart facility management
Grand Engineering and Construction Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activity	Engineering work
Axonex AI Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	BVI
Ownership %	100.00%
Principal activity	Investment Holding
Aspiration X Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	BVI
Ownership %	100.00%
Principal activity	Investment Holding
Axonex Intelligence Pte. Ltd. [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Singapore
Ownership %	100.00%
Principal activity	Software and application development
Axonex Robotics Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	60.00%
Principal activity	Sale of Robotics products
Spark Interiors Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activity	Interior Design and fit-out services
Axonex Automation Limited [Member]
Schedule of Company’s Subsidiaries [Line Items]
Place of incorporation	Hong Kong
Ownership %	100.00%
Principal activity	Not yet commence business